Statements Of Financial Highlights (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Net loss from operations:
Net investment loss	(19.16)		(21.32)		(57.59)		(65.10)		(85.22)	[1]	(82.06)	[1]	(75.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	7.07		11.62		(52.88)		(28.26)		(53.38)		184.52		(75.84)
Net losses from U.S. Treasury obligations	0.13		(0.49)		(0.04)		(0.35)		(0.50)	[1]	(0.26)	[1]	(8.10)	[1]
Net income (loss) from operations									(139.10)		102.20		(158.99)
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00		0.00		0.00		0.04
Net loss per unit	(11.96)		(10.19)		(110.51)		(93.71)		(139.10)		102.20		(159.03)
Net asset value per unit, beginning of period	$ 1,076.52		$ 1,230.65		$ 1,175.07		$ 1,314.17		$ 1,314.17		$ 1,211.97		$ 1,371.00
Net asset value per unit, end of period	1,064.56		1,220.46		1,064.56		1,220.46		1,175.07		1,314.17		1,211.97
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(7.00%)	[2]	(6.82%)	[2]	(6.95%)	[2]	(6.77%)	[2]	(6.78%)		(6.66%)		(6.00%)
Total expenses	7.12%	[2]	7.03%	[2]	7.09%	[2]	7.03%	[2]	7.03%		7.03%		7.05%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	7.12%		7.03%		7.09%		7.03%		7.03%		7.03%		7.05%
Total return before profit share allocation	(1.11%)	[3]	(0.83%)	[3]	(9.40%)	[3]	(7.13%)	[3]	(10.58%)		8.43%		(11.60%)
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(1.11%)		(0.83%)		(9.40%)		(7.13%)		(10.58%)		8.43%		(11.60%)
Series 2 Unitholders [Member]
Net loss from operations:
Net investment loss	(7.73)		(8.41)		(24.92)		(25.08)		(32.99)	[4],[5]	(23.37)	[4],[5]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	7.42		12.99		(55.06)		(28.99)		(54.87)	[5]	124.78	[5]
Net losses from U.S. Treasury obligations	0.18		(0.72)		0.12		(0.59)		(0.76)	[4],[5]	(0.10)	[4],[5]
Net income (loss) from operations									(88.62)	[5]	101.31	[5]
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00		0.00	[5]	28.85	[5]
Net loss per unit	(0.13)		3.86		(79.86)		(54.66)		(88.62)	[5]	72.46	[5]
Net asset value per unit, beginning of period	1,182.21		1,292.04		1,261.94	[5]	1,350.56	[5]	1,350.56	[5]	1,278.10	[5]
Net asset value per unit, end of period	1,182.08		1,295.90		1,182.08		1,295.90		1,261.94	[5]	1,350.56	[5]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.81%)	[2]	(2.55%)	[2]	(2.76%)	[2]	(2.51%)	[2]	(2.52%)	[5]	(2.45%)	[5]
Total expenses	2.93%	[2]	2.76%	[2]	2.89%	[2]	2.76%	[2]	2.75%	[5]	2.80%	[5]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[5]	2.27%	[5]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.93%		2.76%		2.89%		2.76%		2.75%	[5]	5.07%	[5]
Total return before profit share allocation	(0.01%)	[3]	0.30%	[3]	(6.33%)	[3]	(4.05%)	[3]	(6.56%)	[5]	7.20%	[5]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[5]	(1.53%)	[5]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(0.01%)		0.30%		(6.33%)		(4.05%)		(6.56%)	[5]	5.67%	[5]
Series 3 Unitholders [Member]
Net loss from operations:
Net investment loss	(7.77)		(7.63)		(22.72)		(22.64)		(29.80)	[4],[6]	(27.90)	[4],[6]	(8.71)	[4],[6]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	8.20		12.96		(55.25)		(29.19)		(55.16)	[6]	206.79	[6]	58.50	[6]
Net losses from U.S. Treasury obligations	0.18		(0.64)		0.02		(0.50)		(0.68)	[4],[6]	(0.41)	[4],[6]	(0.59)	[4],[6]
Net income (loss) from operations									(85.64)	[6]	178.48	[6]	49.20	[6]
Profit share allocated to Managing Owner	0.00		0.00		0.00		(0.08)		0.06	[6]	47.12	[6]	8.67	[6]
Net loss per unit	0.61		4.69		(77.95)		(52.41)		(85.70)	[6]	131.36	[6]	40.53	[6]
Net asset value per unit, beginning of period	1,188.54		1,295.70		1,267.10	[6]	1,352.80	[6]	1,352.80	[6]	1,221.44	[6]	1,180.91	[6]
Net asset value per unit, end of period	1,189.15		1,300.39		1,189.15		1,300.39		1,267.10	[6]	1,352.80	[6]	1,221.44	[6]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.56%)	[2]	(2.30%)	[2]	(2.50%)	[2]	(2.26%)	[2]	(2.27%)	[6]	(2.19%)	[6]	(2.14%)	[6]
Total expenses	2.68%	[2]	2.51%	[2]	2.64%	[2]	2.51%	[2]	2.50%	[6]	2.55%	[6]	2.61%	[6]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.01%	[3]	0.01%	[6]	3.70%	[6]	0.71%	[6]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.68%		2.51%		2.64%		2.52%		2.51%	[6]	6.25%	[6]	3.32%	[6]
Total return before profit share allocation	0.05%	[3]	0.36%	[3]	(6.15%)	[3]	(3.86%)	[3]	(6.33%)	[6]	13.71%	[6]	4.17%	[6]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.01%	[3]	(0.01%)	[6]	(2.96%)	[6]	(0.74%)	[6]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	0.05%		0.36%		(6.15%)		(3.87%)		(6.34%)	[6]	10.75%	[6]	3.43%	[6]
Series 4 Unitholders [Member]
Net loss from operations:
Net investment loss	(1.77)		(1.03)		(4.74)		(2.51)		(3.46)	[4],[7]	(0.38)	[4],[7]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	8.42		13.04		(57.14)		(28.33)		(54.83)	[7]	51.13	[7]
Net losses from U.S. Treasury obligations	0.20		(0.56)		0.02		(0.44)		(0.63)	[4],[7]	(0.07)	[4],[7]
Net income (loss) from operations									(58.92)	[7]	50.68	[7]
Profit share allocated to Managing Owner	0.00		0.00		0.00		0.00
Net loss per unit	6.85		11.45		(61.86)		(31.28)
Net asset value per unit, beginning of period	1,238.38		1,323.28		1,307.09	[7]	1,366.01	[7]	1,366.01	[7]	1,315.33	[7]
Net asset value per unit, end of period	$ 1,245.23		$ 1,334.73		$ 1,245.23		$ 1,334.73		$ 1,307.09	[7]	$ 1,366.01	[7]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.55%)	[2]	(0.30%)	[2]	(0.50%)	[2]	(0.24%)	[2]	(0.26%)	[7]	(0.17%)	[7]
Total expenses	0.68%	[2]	0.51%	[2]	0.64%	[2]	0.50%	[2]	0.49%	[7]	0.47%	[7]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	0.68%		0.51%		0.64%		0.50%
Total return before profit share allocation	0.55%	[3]	0.87%	[3]	(4.73%)	[3]	(2.29%)	[3]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%	[3]	0.00%	[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	0.55%		0.87%		(4.73%)		(2.29%)		(4.31%)	[7]	3.85%	[7]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	annualized
[3]	not annualized
[4]	Calculated based on the weighted average number of units during the year/period, see Note 7.
[5]	Series 2 units were first issued on April 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.
[6]	Series 3 units were first issued on September 1, 2009. Net investment loss and total expense ratios for the period ended December 31, 2009 have been annualized.
[7]	Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.